OTHER LONG TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets, Noncurrent

(in thousands of $)	2016	2015
Acquired as a result of the Merger	4,744	9,116
Accreted interest	56	357
Repayments	(750)	—
Transfers to current assets	(250)	—
Provision for uncollectible receivables	(1,800)	(4,729)
Other long term asset	2,000	4,744
Deferred tax asset	343	—
Prepaid charterhire expenses	5,184	—
Other long term assets	7,527	4,744